CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ (13,534)	$ (1,854)	¥ 88,744	¥ (730,753)
Adjustments for:
Depreciation and amortization expense	151,313	20,730	257,630	421,345
Amortization of right-of-use assets	6,558	898	17,672	27,716
Allowance for credit losses	45,705	6,262	9,188	4,803
Impairments of property, equipment and software	4,199	575	2,588	21,560
Inventory write-downs	6,042	828	12	9,273
Change in fair value of derivative instruments	0	0	(2,592)	2,592
Foreign exchange (gains)/losses	3,767	516	3,255	(3,787)
Change in fair value of short-term investments	3,774	517	(14,639)	(12,539)
Share-based compensation expenses	19,781	2,710	20,339	28,245
Deferred income taxes	19,782	2,710	12,695	(69,304)
Amortization of entry fees	66,037	9,047	64,863	217,819
Loss on disposal of property, equipment and software	17,912	2,454	13,945	21,303
Gain on derecognition of financing payable and accounts payable	0	0	0	(21,669)
Amortization and impairment of prepayments to location partners	49,083	6,724	112,465	356,165
Changes in assets and liabilities:
Accounts and notes receivable	(58,158)	(7,968)	(260,112)	586
Prepayments and other current assets	18,344	2,513	(211,741)	29,642
Inventory	(8,374)	(1,147)	306,837	(5,951)
Contract assets	(259,594)	(35,564)	0	0
Long-term prepayment to a related party	0	0	71	0
Other non-current assets	1,344	184	(11,798)	(127,160)
Accounts and notes payable	(227,277)	(31,136)	(27,376)	139,723
Salary and welfare payable	(17,213)	(2,358)	32,377	(9,177)
Tax payable	(23,092)	(3,164)	79,211	211,789
Financing payable	0	0	(94,294)	21,937
Accruals and other current liabilities	(29,573)	(4,051)	28,057	25,368
Other non-current liabilities	24,984	3,423	6,261	172,834
Lease liabilities	(7,479)	(1,026)	(17,159)	(24,218)
Net cash generated from/(used in) operating activities	(205,669)	(28,177)	416,499	708,142
Cash flows from investing activities:
Purchase of property, equipment and software from third parties	(9,413)	(1,290)	(182,010)	(439,554)
Purchase of property, equipment and software from a related party	0	0	0	(3,324)
Proceeds from disposal of property and equipment	9,772	1,339	7,312	3,710
Purchase of short-term investments	(4,781,138)	(655,013)	(7,277,115)	(7,689,412)
Proceeds from maturities of short-term investments	5,200,360	712,446	6,853,278	7,104,583
Net cash (used in)/generated from investing activities	419,581	57,482	(598,535)	(1,023,997)
Cash flows from financing activities:
Proceeds of financing from network partners	0	0	208	1,758
Repayment of financing to network partners	0	0	(14,467)	(60,478)
Payment of dividends	(54,869)	(7,517)	0	0
Repurchase of Class A ordinary shares	(44,355)	(6,077)	(13,703)	(19,738)
Proceeds from exercise of options	20	3	6	4
Net cash used in financing activities	(99,204)	(13,591)	(27,956)	(78,454)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	3,108	427	7,501	42,095
Net (decrease)/increase in cash and cash equivalents and restricted cash	117,816	16,141	(202,491)	(352,214)
Cash and cash equivalents and restricted cash at the beginning of year	781,890	107,118	984,381	1,336,595
Cash and cash equivalents and restricted cash at the end of year	899,706	123,259	781,890	984,381
Supplemental disclosures of cash flow information:
Cash paid for income taxes	33	5	458	0
Cash paid for interest to third parties	0	0	1,334	9,260
Supplemental disclosures of non-cash investing and financing activities:
Changes in property, equipment and software in accounts and notes payable	0	0	(39,061)	43,788
Changes in property, equipment and software in other non-current assets	0	0	2,421	4,882
Changes in property, equipment and software in amounts due to a related party	0	0	0	(23,290)
Changes in property, equipment and software in long-term prepayment to a related party	0	0	0	19,965
Reclassification of inventory to property, equipment and software	130,583	17,890	315,204	0
Reclassification of property, equipment and software to inventory	¥ 140,010	$ 19,181	¥ 727,531	¥ 0